Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 258,750,002.40
Previously Paid Amount	0.00
Total Fee Amount	35,733.38
Total Offset Amount	0.00
Net Fee	35,733.38
Narrative - Max Aggregate Offering Price	$ 258,750,002.40
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true